UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—November 30, 2020

Item 1:	Reports to Shareholders

Annual Report   |   November 30, 2020
Vanguard Ohio Long-Term
Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2020, Vanguard Ohio Long-Term Tax-Exempt Fund returned 6.68%. It outpaced the 5.41% return of its benchmark index, which includes state- and municipal-issued bonds across the maturity spectrum.
•	As the coronavirus spread, many governments shuttered nonessential businesses and instituted lockdowns, leading to a sharp drop in global economic activity. While volatility in the bond markets initially spiked and liquidity eroded as the pandemic spread, central banks around the world slashed interest rates and enacted stimulus programs to blunt the economic impact. Bond yields moved lower by the end of the period, and prices higher.
•	The advisor’s disciplined approach to risk paid off in this challenging environment. The fund was fairly conservatively positioned going into 2020 because muni yield spreads were tight versus Treasuries. That allowed the advisor to dial up exposure to lower-quality investment-grade munis that were hit especially hard during the dramatic repricing that occurred. This paid off when those securities rebounded.
•	With muni yields ending the period lower, the fund’s longer duration than its benchmark’s also helped relative performance. (Duration is a measure of price sensitivity to movements in interest rates.)
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	19.41%	13.66%	14.23%
Russell 2000 Index (Small-caps)	13.59	7.09	10.25
Russell 3000 Index (Broad U.S. market)	19.02	13.20	13.95
FTSE All-World ex US Index (International)	10.01	4.12	7.62
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.28%	5.45%	4.34%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	4.89	4.80	3.93
FTSE Three-Month U.S. Treasury Bill Index	0.72	1.59	1.16
CPI
Consumer Price Index	1.17%	1.80%	1.86%

Advisor’s Report
For the 12 months ended November 30, 2020, Vanguard Ohio Long-Term Tax-Exempt Fund returned 6.68%. The result bested the 5.41% return of the benchmark, the Bloomberg Barclays OH Municipal Bond Index, which includes bonds across the maturity spectrum.
With municipal bond prices rising, the fund’s 30-day SEC yield fell 46 basis points to 1.48% for the fiscal year. (A basis point is one-hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
The fund is permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal year, however, it didn’t own such securities.
The investment environment
The period was defined by the outbreak of the novel coronavirus in early 2020—and the aggressive efforts to contain it, which upended economies and financial markets worldwide. As the pandemic spread, crude oil prices sank, trade and travel restrictions multiplied, nonessential businesses were shuttered, and unemployment spiked.
Many governments and central banks around the world took emergency action in the form of fiscal and monetary stimulus to blunt the pandemic’s impact on economic activity, jobs, and the functioning of the credit markets. In the United States, Congress passed

Yields of Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2019	November 30, 2020
2 years	1.10%	0.15%
5 years	1.17	0.23
10 years	1.50	0.71
30 years	2.13	1.49
Source: Vanguard.

legislation that provided aid to state and local governments, companies, and workers. The U.S. Federal Reserve cut the federal funds target range to near zero and began buying hundreds of billions of dollars in government bonds, mortgage-backed securities, and corporate bonds.
At the height of investor pessimism, in March, there was a spike in volatility and an erosion in liquidity in the bond market. Yields nevertheless ended the period lower—and prices higher—as investors sought out safer assets.
Municipal tax-exempt bond yields ended the period lower across the maturity spectrum. The average yield of U.S. 2-year AAA-rated general obligation issues slipped 95 basis points to 0.15%. The comparable 10-year yield dropped 79 basis points to 0.71%.
State of Ohio budget officials have continued to be proactive in closing budget gaps. Beginning in the spring of 2020, Governor Mike DeWine’s office froze state hiring and compensation, and limited the filling of vacant positions. The governor also asked state department heads to cut up to 20% of planned spending to ensure a balanced budget. Ohio is projected to end fiscal year 2021 without having drawn on its substantial Budget Stabilization Fund (equivalent to about 11% of annual general revenues).
The pandemic has weakened Ohio’s economy and revenue declines have roughly mirrored those nationwide. But prudent fiscal management and proactive budget actions have ensured strong liquidity levels and, as a result, ratings agencies’ credit ratings have kept outlooks unchanged, at stable.
Management of the fund
Our disciplined approach to credit risk paid off in this challenging environment. Going into 2020, we were carrying relatively low credit risk in the fund because we viewed valuations as relatively expensive. We obviously didn’t see the coronavirus pandemic coming, but our more defensive positioning helped mitigate the impact of the market sell-off in March and April. The positioning then allowed us to take on more credit risk at much more attractive valuations, especially in areas where the repricing seemed overdone. That wasn’t the case for some asset managers who were carrying more risk ahead of the pandemic, chasing a few extra basis points of potential return despite elevated valuations.
Over the 12 months, Ohio AAA-rated municipal bonds returned 6.05%, according to the Bloomberg Barclays OH Municipal Bond Index. Their AA-rated counterparts returned 5.21% and A-rated munis returned 5.45%. BBB-rated munis, on the lowest rung of the investment-grade credit-quality ladder, returned 4.74%.
Because credit overall underperformed over the 12-month period, the fund’s tilt toward high-quality securities added value, particularly during the market sell-off.

With muni yields ending the period lower, the fund’s longer duration compared with its benchmark also helped relative performance. (Duration is a measure of price sensitivity to movements in interest rates.)
Outlook
Risks remain: Increases in COVID-19 infections could lead to the reimposition of broad lockdowns that would further hurt economies and the distribution of vaccines may take longer than hoped for. These risks are somewhat mitigated, however, because governments are better prepared now to deal with outbreaks. Moreover, central banks have asserted their readiness to continue to support bond markets.
We continue to view munis as attractive for long-term investors. Defaults among investment-grade munis are unlikely because issuers will be buttressed by reserves, federal aid, and other fiscal levers and the overarching trend of the next 12 to 24 months should be toward tighter spreads. But the road to an economic recovery is likely to be bumpy and long.
That probably will translate into periods of turbulence in the muni market in the year ahead, which is why a focus on diversification, deep research, and discipline will be key to potential investment success.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
Stephen McFee, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 17, 2020

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2020
Ohio Long-Term Tax-Exempt Fund	Beginning Account Value 5/31/2020	Ending Account Value 11/30/2020	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,039.02	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.35	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Ohio Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2010, Through November 30, 2020
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Ohio Long-Term Tax-Exempt Fund	6.68%	4.70%	4.94%	$16,202
Bloomberg Barclays OH Municipal Bond Index	5.41	3.96	4.39	15,369
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	15,320

See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2020
Under 1 Year	3.4%
1 - 3 Years	3.2
3 - 5 Years	3.9
5 - 10 Years	11.9
10 - 20 Years	39.9
20 - 30 Years	33.1
Over 30 Years	4.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

Ohio Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.0%)
Ohio (98.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	1,148
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,000	1,144
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	200	228
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	284
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,535	5,966
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	4,250	4,326
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	591
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	2,780	2,904
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	175	183
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	4,170	4,900
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	612
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	340
	Akron OH Income Tax Revenue	5.000%	12/1/28	125	133
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	2,072
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	724
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	2,134
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,470
	Akron OH Income Tax Revenue	5.000%	12/1/30	145	154
	Akron OH Income Tax Revenue	5.000%	12/1/30	1,415	1,734
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,964
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,765
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,300	1,587
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,839
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,300	1,522
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	142
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	745
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	714
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	747
	Akron OH Income Tax Revenue	4.000%	12/1/40	1,350	1,528

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/41	1,555	1,755
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	400	447
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	3,011
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	3,053
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	2,163
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	5,451
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	4,637
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,581
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5	5
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,000	8,929
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/1/20	750	750
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/1/22	90	95
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	6,345	6,771
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	10,050	10,725
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	125	138
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,875	4,417
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	150	194
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	8,365	9,463
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	150	198
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	950	1,256
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	214
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	266
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	354
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	441
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	528
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	7,125	7,912
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	293
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	8,410	8,808
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/44	1,200	1,392
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/37	10,415	10,923
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/29	100	121
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28	110	134
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	405	475
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,505
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,550
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,665
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	904
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,524

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	463
	Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,177
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,718
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,165
	Athens City School District GO	4.000%	12/1/29	740	922
	Athens City School District GO	4.000%	12/1/30	380	468
	Athens City School District GO	4.000%	12/1/31	400	487
	Athens City School District GO	3.250%	12/1/48	2,000	2,198
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	1,144
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	1,179
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	998
[3]	Berea City School District GO	4.000%	12/1/53	1,420	1,557
	Big Walnut Local School District GO	5.000%	12/1/42	970	1,213
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	3,167
	Big Walnut Local School District GO	3.500%	12/1/55	290	310
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	5,249
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	146
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,613
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,273
	Bowling Green State University College & University Revenue	5.000%	6/1/22	200	213
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	371
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	535
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,299
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	776
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	709
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	945
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	557
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	893
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	577
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	921
	Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,154
	Bowling Green State University College & University Revenue	5.000%	6/1/42	1,995	2,294
	Bowling Green State University College & University Revenue	5.000%	6/1/45	3,250	3,831
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	635
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,500	3,244
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	500	662
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	673
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	669
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	665
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	4,758
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,600	4,739
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,570	3,365
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,100	1,313

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,310	5,126
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,200	11,423
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	12,705	14,353
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	3,000	3,371
	Butler County OH GO	4.000%	12/1/20	1,000	1,000
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	788
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,722
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	186
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	305
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	350	440
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,700	2,231
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,136
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,205
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	310
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	560	631
	Butler County OH Health, Hospital, Nursing Home Revenue	6.375%	4/1/36	1,405	1,427
	Butler County OH Health, Hospital, Nursing Home Revenue	5.625%	4/1/41	7,010	7,103
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	1,000	1,159
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27	615	716
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,543
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,577
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	116
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	538
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,250
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	621
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	495
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	493
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	615
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	733
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	550	604
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,096
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	880
	Cincinnati City School District COP	5.000%	12/15/29	2,000	2,329
[4]	Cincinnati City School District GO	5.250%	12/1/30	4,450	6,304
[2,5,6,7]	Cincinnati OH City School District GO TOB VRDO	0.140%	12/3/20	5,000	5,000
	Cincinnati OH GO	4.000%	12/1/29	1,010	1,225
	Cincinnati OH GO	4.000%	12/1/30	500	604
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,620
	Cincinnati OH GO	4.000%	12/1/31	1,460	1,797
	Cincinnati OH GO	5.000%	12/1/31	1,070	1,443
	Cincinnati OH Water System Water Revenue	5.000%	12/1/44	1,315	1,716
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	474
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	779

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	1,007
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/26	265	335
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	196
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	273
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	695
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	962
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	1,105
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,258
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/37	1,000	1,187
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	747
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	1,033
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/29	140	187
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/29	500	669
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/30	415	567
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/31	1,000	1,359
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/32	1,000	1,349
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/33	500	672
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	626
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	775	900
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	579
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,535
	Cleveland Heights & University Heights City School District GO	4.500%	12/1/47	2,050	2,187
[1]	Cleveland Municipal School District GO	5.000%	12/1/46	3,000	3,289
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,291
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	1,015	1,159
	Cleveland OH GO	3.000%	12/1/28	895	1,031
	Cleveland OH GO	3.000%	12/1/30	1,350	1,575
	Cleveland OH GO	4.000%	12/1/30	2,610	3,263
	Cleveland OH GO	3.000%	12/1/31	1,500	1,733
	Cleveland OH GO	4.000%	12/1/31	750	933
	Cleveland OH GO	3.000%	12/1/32	1,825	2,091
	Cleveland OH GO	4.000%	12/1/32	1,500	1,853
	Cleveland OH GO	5.000%	12/1/32	225	288
	Cleveland OH GO	4.000%	12/1/33	1,500	1,845
	Cleveland OH GO	5.000%	12/1/43	2,075	2,589
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	467
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	599
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	475
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	356
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,489
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	293

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,510	3,184
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	618
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	616
	Cleveland OH Income Tax Revenue, Prere.	5.000%	10/1/23	4,860	5,514
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/41	1,500	1,780
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/45	1,565	1,848
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	754
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,327
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	6,010	6,577
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,729
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.100%	12/3/20	2,300	2,300
	Columbus City School District GO	4.000%	12/1/30	750	869
	Columbus City School District GO	5.000%	12/1/31	4,000	4,914
	Columbus City School District GO	5.000%	12/1/32	2,825	3,459
	Columbus City School District GO	3.000%	12/1/33	2,520	2,818
	Columbus City School District GO	5.000%	12/1/36	2,000	2,453
	Columbus City School District GO	5.000%	12/1/42	500	606
	Columbus City School District GO	5.000%	12/1/47	1,480	1,785
	Columbus OH GO	5.000%	7/1/21	1,015	1,043
	Columbus OH GO	3.000%	8/15/29	820	902
	Columbus OH GO	4.000%	4/1/30	5,015	6,030
	Columbus OH GO	4.000%	7/1/30	1,200	1,367
	Columbus OH GO	4.000%	4/1/31	2,080	2,491
	Columbus OH GO	4.000%	4/1/33	1,000	1,183
	Columbus OH GO	3.000%	8/15/34	200	215
	Columbus OH GO	5.000%	4/1/36	2,380	3,117
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	0.120%	12/3/20	1,800	1,800
[2]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	0.120%	12/3/20	960	960
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	185
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	437
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	904
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,571
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	7,221
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	3,160
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,170
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	2,096
	Cuyahoga Community College District GO	4.000%	12/1/32	2,300	2,657
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25	2,145	2,418
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,965
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,345	1,423
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	1,000	1,097
	Cuyahoga County OH GO	3.000%	12/1/30	2,040	2,298
	Cuyahoga County OH GO	4.000%	12/1/34	750	921

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Government Fund/Grant Revenue	4.000%	12/1/32	1,840	1,987
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	239
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	567
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	4,695	5,369
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,100	8,313
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/52	4,135	4,673
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	2,500	2,946
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	3,440	3,880
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	3,620	4,253
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/24	1,900	2,258
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/24	2,775	3,298
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/24	4,485	5,330
	Cuyahoga County OH Sales Tax Revenue	4.000%	12/1/36	1,000	1,103
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/29	385	444
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,151
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	707
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	313
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	235
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	327
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	349
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,120
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,995
	Delaware OH GO	4.000%	12/1/31	365	408
	Dublin City School District GO	4.000%	12/1/30	5,380	6,722
	Dublin OH GO	5.000%	12/1/31	500	654
	Dublin OH GO	5.000%	12/1/32	550	715
	Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,152
	Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,280
	East Knox Local School District GO	3.000%	11/1/44	620	681
	East Knox Local School District GO	3.000%	11/1/46	200	218
	East Knox Local School District GO	3.000%	11/1/49	465	502
	East Knox Local School District GO	3.000%	11/1/56	1,100	1,177
	Elyria City School District GO	5.000%	12/1/29	505	632
	Elyria City School District GO	4.000%	12/1/51	4,535	5,025
	Elyria OH GO	4.000%	12/1/25	470	551
	Elyria OH GO	4.000%	12/1/26	640	753
	Elyria OH GO	4.000%	12/1/27	670	783
	Elyria OH GO	4.000%	12/1/28	695	806
	Elyria OH GO	4.000%	12/1/30	280	321
	Elyria OH GO	4.000%	12/1/31	225	256
	Elyria OH GO	4.000%	12/1/32	280	317
	Elyria OH GO	4.000%	12/1/33	440	497
	Euclid City School District GO	4.750%	1/15/54	1,000	1,131
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/42	1,105	1,185
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	4,482
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	3,566
	Forest Hills Local School District GO	5.000%	12/1/46	2,000	2,314
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	243
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	629
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	677

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	170
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	125
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,406
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	385	466
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	4,495	5,332
	Franklin County OH GO	5.000%	12/1/31	3,000	3,664
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	5,000	5,470
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,610	3,033
	Franklin County OH Health, Hospital, Nursing Home Revenue	6.000%	7/1/35	470	490
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,110	1,282
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	775	891
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,340	1,538
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	2,365	2,730
	Franklin County OH Health, Hospital, Nursing Home Revenue	6.125%	7/1/40	3,865	4,029
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	2,300	2,594
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	3,650	4,225
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	5,316
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,950	5,526
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,500	1,788
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	5,622
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	968
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/47	2,720	3,056
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	4,816
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	5,592
[8]	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,000	1,041
	Franklin County OH Health, Hospital, Nursing Home Revenue (Nationwide Children Hospital Project)	5.000%	11/1/42	7,000	7,311
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	30	33
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	245	267
	Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	7,031
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,542
	Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,555	4,434
	Fremont City School District GO	5.000%	1/15/33	1,000	1,206
	Fremont City School District GO	5.000%	1/15/40	200	239
	Fremont City School District GO	4.000%	1/15/55	1,575	1,716
	Grandview Heights City School District GO	3.000%	12/1/49	3,000	3,174
	Grandview Heights City School District GO	3.125%	12/1/55	245	259
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,185
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	2,147
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	5,306
	Greene County Vocational School District GO	5.000%	12/1/29	300	396
	Greene County Vocational School District GO	4.000%	12/1/34	700	837
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,477
	Hamilton County OH GO	5.000%	12/1/29	2,005	2,591
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,000	3,810
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	190	213
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,521
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,000	1,120
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,250	3,525

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.125%	8/15/37	20	23
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,946
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,120	7,370
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	4,008
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.250%	8/15/47	3,025	3,444
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,585
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	565	625
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,325
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	3,500	3,847
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,200	6,209
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,357
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,466
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,500	3,946
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,829
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,817
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,000	2,065
[6,9]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	336
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,510
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	3,105
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	6,520	7,454
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	979
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,275	1,490
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	246
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	232
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	512
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	419
[3]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,484
[3]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,502
[3]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,566
	Huber Heights City School District GO	4.000%	12/1/34	2,000	2,249
	Hudson City OH School District GO	4.000%	12/1/31	400	462
	Hudson City OH School District GO	4.000%	12/1/32	420	482
	Hudson City OH School District GO	4.000%	12/1/33	420	480
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	2,248
	Kent City School District GO	3.000%	12/1/40	1,000	1,101
	Kent State University College & University Revenue	5.000%	5/1/29	100	129
	Kent State University College & University Revenue	5.000%	5/1/30	175	231
	Kent State University College & University Revenue	5.000%	5/1/31	175	229
	Kent State University College & University Revenue	5.000%	5/1/32	150	195
	Kent State University College & University Revenue	5.000%	5/1/33	250	323
	Kent State University College & University Revenue	5.000%	5/1/34	315	406
	Kent State University College & University Revenue	5.000%	5/1/35	350	450
	Kent State University College & University Revenue	5.000%	5/1/36	400	512
	Kent State University College & University Revenue	5.000%	5/1/37	225	287
	Kent State University College & University Revenue	5.000%	5/1/38	300	382
	Kent State University College & University Revenue	5.000%	5/1/39	300	381
	Kent State University College & University Revenue	5.000%	5/1/40	450	570
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,617
	Kent State University College & University Revenue	5.000%	5/1/50	2,000	2,471
	Kettering City School District COP	5.000%	12/1/31	250	325
	Kettering City School District COP	4.000%	12/1/33	270	322

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kettering City School District COP	4.000%	12/1/35	375	445
	Kettering City School District COP	3.375%	12/1/46	295	320
[6]	Kettering City School District GO	5.250%	12/1/31	1,000	1,309
	Lakeview Local School District GO	5.000%	11/1/44	1,500	1,728
	Lakewood City School District GO	4.000%	11/1/30	235	282
	Lakewood City School District GO	4.000%	11/1/31	440	525
	Lakewood City School District GO	4.000%	11/1/32	245	290
	Lakewood City School District GO	4.000%	11/1/33	375	441
	Lakewood City School District GO	4.000%	11/1/34	430	503
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/23	430	483
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	634
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	425
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	14,275	16,820
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	2,107
	Little Miami Local School District GO	4.000%	11/1/55	3,145	3,421
[3]	Logan Elm Local School District GO	4.000%	11/1/55	975	1,118
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,000	1,112
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,500	2,708
[2]	Lorain County Port Authority Private Schools Revenue (St. Ignatius High School Project) VRDO	0.120%	12/3/20	1,625	1,625
[2,5]	Lucas County OH GO TOB VRDO	0.110%	12/1/20	12,190	12,190
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	105	108
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	103
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,030
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	505	523
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	8,000	9,223
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/21	2,540	2,679
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.500%	11/15/21	2,000	2,118
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,300
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,561
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,283
	Mariemont City School District GO	3.000%	12/1/34	555	624
	Mariemont City School District GO	3.000%	12/1/41	275	298
	Mariemont City School District GO	3.000%	12/1/47	1,870	2,001
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	128
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	9,247
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	8,735	10,519
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	4,437
	Miami University OH College & University Revenue	4.000%	9/1/45	1,000	1,179
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	860
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,465	1,734
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	5,609
	Miamisburg City School District GO	5.000%	12/1/33	675	815
	Miamisburg City School District GO	5.000%	12/1/36	500	601
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,812
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/41	2,900	2,998
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	627
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue (Southwest General Health Center Project), Prere.	5.000%	8/1/22	5,000	5,399

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Midview Local School District COP	4.000%	11/1/28	810	971
[3]	Midview Local School District COP	4.000%	11/1/29	870	1,055
	Milford Exempt Village School District GO	5.000%	12/1/35	1,100	1,306
	Milford Exempt Village School District GO	5.000%	12/1/36	1,250	1,482
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	155
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	281
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	612
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,421
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,554
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,140	2,324
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	3,500	3,772
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/1/20	200	200
	Montgomery County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/13/23	1,955	2,191
	North Canton City School District GO	3.000%	11/1/56	4,060	4,278
	North Olmsted City School District GO	0.000%	12/1/26	1,000	949
	North Olmsted City School District GO	0.000%	12/1/27	1,610	1,497
	North Olmsted City School District GO	4.000%	12/1/48	190	202
	North Royalton City School District GO	4.000%	12/1/33	1,000	1,116
	North Royalton City School District GO	4.000%	12/1/34	1,500	1,672
	North Royalton City School District GO	5.000%	12/1/47	6,160	7,144
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/42	475	484
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/33	60	69
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	8,094
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	8,970	10,076
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/39	2,475	2,764
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	4,000	4,436
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,430	13,866
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	7,500	8,897
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	955
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	1,047
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,651
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,769
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	125
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	247
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	318
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	218
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	476
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	424
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/37	1,250	1,357
	Ohio Appropriations Revenue	5.000%	12/1/32	835	1,187
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	471

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	2,194
	Ohio GO	5.000%	9/1/30	5,000	6,592
	Ohio GO	5.000%	5/1/32	5,000	5,955
	Ohio GO	5.000%	5/1/34	3,840	4,548
	Ohio GO	5.000%	5/1/34	5,630	7,088
	Ohio GO	5.000%	6/15/34	5,885	7,791
	Ohio GO	5.000%	2/1/36	4,250	5,159
	Ohio GO	5.000%	5/1/36	4,960	5,850
	Ohio GO	5.000%	5/1/36	1,210	1,517
	Ohio GO	5.000%	6/15/36	2,785	3,394
	Ohio GO	5.000%	6/15/36	3,945	5,192
	Ohio GO	5.000%	3/15/37	9,745	11,102
	Ohio GO	5.000%	5/1/37	5,980	7,039
	Ohio GO	5.000%	2/1/38	2,780	3,360
	Ohio GO	5.000%	3/1/39	1,585	1,962
	Ohio GO, Prere.	5.000%	3/15/21	250	253
	Ohio Government Fund/Grant Revenue	5.000%	12/15/20	710	711
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	3,850	5,014
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	6,210	7,649
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	42
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	131
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	4,235
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,505
	Ohio Health, Hospital, Nursing Home Revenue	4.250%	1/15/36	450	461
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,000	1,111
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,270	1,405
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	3,000	3,475
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,735
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,320	1,457
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,579
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	6,015	6,244
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	5,383
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	2,325
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	1,940	2,227
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	3,295
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,050	5,831
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/46	40	43
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	830	952
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	7,000	7,810
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	773
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.080%	12/1/20	4,750	4,750
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/1/20	5,200	5,200
	Ohio Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/1/28	60	74
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/22	385	414
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	399
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,145
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	572
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,775
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	630	741

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	572
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,172
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	132
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,205
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,427
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,286
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/29	2,575	2,771
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	933
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	500	622
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,390
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/32	1,000	1,144
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/33	750	855
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/33	3,000	3,376
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,864
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	694
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	620	721
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	1,078
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	694
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,500	2,955
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,581
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	1,070	1,188
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	500	598
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	3,000	3,274
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/44	1,350	1,481
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/44	2,000	2,265
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	6,900	7,708
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/48	4,000	4,804
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	2,900	3,158
[4]	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	5.250%	12/1/26	3,520	4,392

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,501
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	1,146
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	1,042
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	882
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,293
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,822
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	1,505	1,774
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	200	255
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	2,985
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	3.750%	12/1/39	500	538
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	7/1/44	1,875	2,148
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	1,111
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	4,413
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	128
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	367
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	668
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	333
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,465
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	3,375	3,720
Ohio Higher Educational Facility Commission College & University Revenue (Oberlin College Project)	5.000%	10/1/25	890	1,002
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,628
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,700
Ohio Higher Educational Facility Commission College & University Revenue (University Dayton Project)	5.625%	12/1/41	2,015	2,021
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	3,020	3,077
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,360	1,493
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,448
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,924
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.080%	12/1/20	5,900	5,900
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/1/20	790	790

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	3,965	4,209
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,055	1,063
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/29	1,655	2,143
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	555	673
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	3,615	4,246
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	1,740	2,240
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,095	1,404
	Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	2,333
	Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	5,037
	Ohio Special Obligation Revenue	5.000%	4/1/32	1,390	1,862
	Ohio Special Obligation Revenue	5.000%	4/1/33	1,000	1,331
	Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,508
	Ohio State University College & University Revenue	5.000%	6/1/38	8,495	9,324
	Ohio State University College & University Revenue	5.000%	12/1/39	5,250	6,037
	Ohio State University College & University Revenue	4.000%	6/1/43	24,700	26,422
	Ohio State University College & University Revenue VRDO	0.100%	12/4/20	350	350
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,000	7,037
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	619
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	325	239
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,720	5,505
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,380	6,488
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	4,050	4,379
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	2,500	1,625
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/41	2,665	1,678
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,160	1,361
[10]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	500	620
	Ohio University College & University Revenue	5.000%	12/1/44	1,605	1,931
	Ohio University College & University Revenue	5.000%	12/1/45	5,000	6,006
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,956
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/33	6,000	6,975
	Ohio Water Development Authority Lease Revenue	4.000%	6/1/36	3,000	3,424
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	2,570	3,168
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,675	3,571
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,425	12,537
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	1,530	1,992
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	6/1/46	2,500	2,733
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	0.100%	12/2/20	3,800	3,800
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	5,010	6,409
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	280	342
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	1,105	1,399
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,540
	Olentangy Local School District GO	4.000%	12/1/34	500	590
	Perry Local School District GO	3.000%	11/1/55	5,000	5,298
[3]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	742

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,310
[3]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,314
	Reynoldsburg OH GO	3.550%	12/1/42	640	706
	Reynoldsburg OH GO	3.600%	12/1/48	670	734
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	185	238
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	407
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,330	5,218
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,413
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,705
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/30	1,450	1,773
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,836
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,890
	Southwest Licking Local School District GO	4.000%	11/1/34	500	585
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,658
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	3,392
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	3,179
	South-Western City School District GO	3.000%	12/1/33	250	281
	South-Western City School District GO	3.000%	12/1/34	75	84
	South-Western City School District GO	3.000%	12/1/35	145	162
	South-Western City School District GO	3.000%	12/1/44	2,500	2,719
	Strongsville City School District GO	3.000%	12/1/45	5,000	5,564
	Tallmadge City School District GO	5.000%	10/1/41	1,000	1,153
	Toledo OH Water System Water Revenue	5.000%	11/15/37	3,125	3,811
	Toledo OH Water System Water Revenue	5.000%	11/15/38	4,000	4,395
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,000	1,034
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	973
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	360	430
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	445
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	626
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	470
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	509
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	338
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	481
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	906
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,447
	Union County OH GO	5.000%	12/1/26	200	253
	Union County OH GO	5.000%	12/1/27	215	275
	Union County OH GO	5.000%	12/1/37	950	1,173
	Union County OH GO	5.000%	12/1/38	600	739
	Union County OH GO	5.000%	12/1/47	2,510	3,045
	University of Akron College & University Revenue	5.000%	1/1/26	1,800	2,168
	University of Akron College & University Revenue	5.000%	1/1/28	15	17
	University of Akron College & University Revenue	5.000%	1/1/30	10	11
	University of Akron College & University Revenue	5.000%	1/1/30	130	171
	University of Akron College & University Revenue	5.000%	1/1/33	2,975	3,284
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,331

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	226
	University of Cincinnati College & University Revenue	3.000%	6/1/39	4,530	4,919
	University of Cincinnati College & University Revenue	5.000%	6/1/46	3,800	4,445
	University of Cincinnati College & University Revenue	5.000%	6/1/47	4,775	5,720
	University of Toledo College & University Revenue	5.000%	6/1/26	100	122
	University of Toledo College & University Revenue	5.000%	6/1/27	100	125
	Upper Arlington City School District GO	4.000%	12/1/35	1,795	2,105
	Upper Arlington City School District GO	4.000%	12/1/36	1,850	2,163
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	395
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	265
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	1,025
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	162
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	989
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	965
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,070	1,304
	Warren County OH Health, Hospital, Nursing Home Revenue	5.750%	7/1/33	600	654
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,123
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,045	1,136
	Warren County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/39	1,225	1,319
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	30	31
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,210	2,420
[3]	Warrensville Heights City School District GO	5.250%	12/1/24	1,740	2,081
[3]	Warrensville Heights City School District GO	5.000%	12/1/28	90	105
[3]	Warrensville Heights City School District GO	5.000%	12/1/29	105	123
[3]	Warrensville Heights City School District GO	5.000%	12/1/30	85	100
[3]	Warrensville Heights City School District GO	5.000%	12/1/31	155	181
[3]	Warrensville Heights City School District GO	5.000%	12/1/32	145	169
[3]	Warrensville Heights City School District GO	5.000%	12/1/33	95	110
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	133
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	925	1,059
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,217
	West Carrollton City School District GO	4.000%	12/1/56	275	311
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	325	404
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/41	3,855	4,754
	Westerville City School District GO	3.000%	12/1/50	1,325	1,402
	Westlake OH Special Obligation Revenue	5.000%	12/1/30	1,350	1,595
	Westlake OH Special Obligation Revenue	5.000%	12/1/32	1,395	1,644
	Wickliffe City School District GO	3.000%	12/1/39	400	436
	Wickliffe City School District GO	3.000%	12/1/40	215	234
	Wickliffe City School District GO	4.000%	12/1/50	3,080	3,555
	Winton Woods City School District GO	0.000%	11/1/29	885	785
	Winton Woods City School District GO	0.000%	11/1/30	1,005	870
	Winton Woods City School District GO	0.000%	11/1/31	1,020	861
	Winton Woods City School District GO	0.000%	11/1/32	1,140	935
	Woodridge Local School District GO, Prere.	5.000%	12/1/23	3,605	4,117
	Worthington City School District GO	3.750%	12/1/48	2,790	3,136
	Wright State University College & University Revenue	5.000%	5/1/26	3,030	3,079
	Wright State University College & University Revenue	5.000%	5/1/31	4,350	4,420
[3]	Wright State University College & University Revenue	5.000%	5/1/31	7,580	7,702
					1,560,517
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	292	273
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	895	784
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,127	938
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	54

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,688	3,933
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	493	526
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	30	32
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	90	97
				6,637
Total Tax-Exempt Municipal Bonds (Cost $1,457,442)				1,567,154
Total Investments (99.0%) (Cost $1,457,442)				1,567,154
Other Assets and Liabilities—Net (1.0%)				16,386
Net Assets (100%)				1,583,540
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $397,000 have been segregated as initial margin for open futures contracts.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value was $17,190,000, representing 1.1% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Step bond.
COP—Certificate of Participation.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	348	43,859	55
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(48)	(10,370)	(2)
				53

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,457,442)	1,567,154
Investment in Vanguard	66
Cash	53
Receivables for Investment Securities Sold	1,350
Receivables for Accrued Income	19,062
Receivables for Capital Shares Issued	2,425
Variation Margin Receivable—Futures Contracts	9
Other Assets	30
Total Assets	1,590,149
Liabilities
Payables for Investment Securities Purchased	4,890
Payables for Capital Shares Redeemed	668
Payables for Distributions	951
Payables to Vanguard	100
Total Liabilities	6,609
Net Assets	1,583,540
At November 30, 2020, net assets consisted of:

Paid-in Capital	1,462,252
Total Distributable Earnings (Loss)	121,288
Net Assets	1,583,540

Net Assets
Applicable to 119,183,025 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,583,540
Net Asset Value Per Share	$13.29

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2020
($000)
Investment Income
Income
Interest	42,130
Total Income	42,130
Expenses
The Vanguard Group—Note B
Investment Advisory Services	151
Management and Administrative	1,564
Marketing and Distribution	151
Custodian Fees	8
Auditing Fees	32
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,915
Net Investment Income	40,215
Realized Net Gain (Loss)
Investment Securities Sold	13,588
Futures Contracts	(381)
Realized Net Gain (Loss)	13,207
Change in Unrealized Appreciation (Depreciation)
Investment Securities	38,167
Futures Contracts	51
Change in Unrealized Appreciation (Depreciation)	38,218
Net Increase (Decrease) in Net Assets Resulting from Operations	91,640

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,215	39,467
Realized Net Gain (Loss)	13,207	9,467
Change in Unrealized Appreciation (Depreciation)	38,218	63,408
Net Increase (Decrease) in Net Assets Resulting from Operations	91,640	112,342
Distributions[1]
Total Distributions	(49,967)	(42,317)
Capital Share Transactions
Issued	294,041	261,448
Issued in Lieu of Cash Distributions	36,205	30,002
Redeemed	(197,452)	(120,345)
Net Increase (Decrease) from Capital Share Transactions	132,794	171,105
Total Increase (Decrease)	174,467	241,130
Net Assets
Beginning of Period	1,409,073	1,167,943
End of Period	1,583,540	1,409,073
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.89	$12.19	$12.56	$12.23	$12.62
Investment Operations
Net Investment Income	.355[1]	.387[1]	.402[1]	.401[1]	.408
Net Realized and Unrealized Gain (Loss) on Investments	.488	.730	(.304)	.385	(.331)
Total from Investment Operations	.843	1.117	.098	.786	.077
Distributions
Dividends from Net Investment Income	(.354)	(.387)	(.402)	(.401)	(.408)
Distributions from Realized Capital Gains	(.089)	(.030)	(.066)	(.055)	(.059)
Total Distributions	(.443)	(.417)	(.468)	(.456)	(.467)
Net Asset Value, End of Period	$13.29	$12.89	$12.19	$12.56	$12.23
Total Return[2]	6.68%	9.28%	0.79%	6.52%	0.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,584	$1,409	$1,168	$1,195	$1,131
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.73%	3.05%	3.26%	3.20%	3.17%
Portfolio Turnover Rate	30%	26%	39%	34%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended November 30, 2020, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Ohio Long-Term Tax-Exempt Fund
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Ohio Long-Term Tax-Exempt Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2020, the fund had contributed to Vanguard capital in the amount of $66,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,567,154	—	1,567,154
Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	826
Total Distributable Earnings (Loss)	(826)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in

Ohio Long-Term Tax-Exempt Fund
the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,201
Undistributed Tax-Exempt Income	953
Undistributed Long-Term Gains	9,684
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	109,401
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	40,095	39,467
Ordinary Income*	3,540	—
Long-Term Capital Gains	6,332	2,850
Total	49,967	42,317
*	Includes short-term capital gains, if any.
As of November 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,457,753
Gross Unrealized Appreciation	109,987
Gross Unrealized Depreciation	(586)
Net Unrealized Appreciation (Depreciation)	109,401
E.	During the year ended November 30, 2020, the fund purchased $700,708,000 of investment securities and sold $439,117,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2020, such purchases and sales were $110,150,000 and $215,540,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Ohio Long-Term Tax-Exempt Fund
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2020	2019
	Shares (000)	Shares (000)
Issued	22,592	20,675
Issued in Lieu of Cash Distributions	2,788	2,369
Redeemed	(15,508)	(9,559)
Net Increase (Decrease) in Shares Outstanding	9,872	13,485
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Ohio Tax-Free Funds and Shareholders of Vanguard Ohio Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund”) as of November 30, 2020, the related statement of operations for the year ended November 30, 2020, the statement of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2020 and the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 14, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Ohio Long-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $7,007,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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Q960 012021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2020: $32,000
Fiscal Year Ended November 30, 2019: $33,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2020: $10,761,407
Fiscal Year Ended November 30, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended November 30, 2020: $2,915,863
Fiscal Year Ended November 30, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended November 30, 2020: $247,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)          All Other Fees.

Fiscal Year Ended November 30, 2020: $115,000
Fiscal Year Ended November 30, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2020: $362,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)          For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5:   Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Ohio Long-Term Tax-Exempt Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Ohio Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Ohio Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Vanguard Ohio Tax-Free Funds

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.